Segments (Tables)	12 Months Ended
Dec. 31, 2024
Segments
Schedule of the company's selected financial information

The following table summarizes the Company’s selected financial information for the year ended December 31, 2024, by segment (in thousands):

	Container	Drybulk
	vessels	vessels
	segment	segment	Total
Operating revenues	$937,077	$77,033	$1,014,110
Voyage expenses	(32,481)	(31,620)	(64,101)
Vessel operating expenses	(162,192)	(23,532)	(185,724)
Depreciation	(137,823)	(10,521)	(148,344)
Amortization of deferred drydocking and special survey costs	(27,167)	(1,994)	(29,161)
Net gain on disposal/sale of vessels	8,332	—	8,332
Interest income	12,843	—	12,843
Interest expenses	(26,185)	—	(26,185)
Other segment items(1)	(54,275)	(4,937)	(59,212)

Net income per segment	$518,129	$4,429	$522,558
Loss on investments, dividend income and equity loss on investments, net of interest income			(17,485)
Net income			$505,073

	Container	Drybulk
	vessels	vessels
	segment	segment	Total
Total assets per segment	$4,006,268	$276,207	$4,282,475
Marketable securities			60,850
Receivable from affiliates			329
Total assets			$4,343,654
(1)	Other segment items for each reportable segment include general and administrative expenses, other finance expenses, other income/(expenses), net and loss on derivatives.

The following table summarizes the Company’s selected financial information for the year ended December 31, 2023, by segment (in thousands):

	Container	Drybulk
	vessels	vessels
	segment	segment	Total
Operating revenues	$963,192	$10,391	$973,583
Voyage expenses	(33,913)	(7,097)	(41,010)
Vessel operating expenses	(159,084)	(3,033)	(162,117)
Depreciation	(128,097)	(1,190)	(129,287)
Amortization of deferred drydocking and special survey costs	(18,663)	—	(18,663)
Net gain on disposal/sale of vessels	1,639	—	1,639
Interest income	12,096	37	12,133
Interest expenses	(20,463)	—	(20,463)
Other segment items(1)	(53,428)	(1,018)	(54,446)

Net income/(loss) per segment	$563,279	$(1,910)	$561,369
Gain on investments, dividend income and equity loss on investments			14,930
Net Income			$576,299

	Container	Drybulk
	vessels	vessels
	segment	segment	Total
Total assets per segment	$3,404,298	$170,539	$3,574,837
Marketable securities			86,029
Investments in affiliates			270
Total assets			$3,661,136
(1)	Other segment items for each reportable segment include general and administrative expenses, other finance expenses, other income/(expenses), net and loss on derivatives.